Leases (Details)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets, net	Right-of-use assets, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets, net	Right-of-use assets, net